Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 33,602	$ 44,468
Accounts receivable, net	210,591	216,473
Related party receivables (Note 11)	14,245	17,208
Inventories (Note 4)	228,560	230,924
Deferred tax assets	26,723	30,901
Other current assets	22,775	19,926
Total current assets	536,496	559,900
Property, plant and equipment, net	163,647	168,834
Goodwill	306,742	308,080
Other intangible assets, net (Note 5)	303,811	310,351
Deferred financing costs, net	10,787	11,578
Other long-term assets	741	1,380
Total assets	1,322,224	1,360,123
Current liabilities
Accounts payable	134,982	143,618
Current maturities of long-term debt (note 8)	33,164	23,166
Related party payables (Note 11)	3,714	2,450
Product returns liability (Note 7)	36,089	37,635
Interest payable	4,459	13,083
Accrued expenses and other current liabilities (Note 6)	52,310	50,869
Total current liabilities	264,718	270,821
Long-term debt, less current maturities (Note 8)	684,292	684,998
Pension and other post-retirement liabilities	97,418	97,720
Deferred tax liabilities	67,249	78,254
Long-term related party payables (Note 11)	101	101
Other long-term liabilities	2,491	2,648
Total liabilities	1,116,269	1,134,542
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(65,159)	(52,894)
Accumulated other comprehensive loss (Note 14)	(48,924)	(41,563)
Total shareholder's equity	205,955	225,581
Total liabilities and shareholder's equity	$ 1,322,224	$ 1,360,123